UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

           Simon D. Collier, President and Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                      Date of fiscal year end: June 30

           Date of reporting period: July 1, 2005 - September 30, 2005

Item 1.  Schedule of Investments.
--------------------------------------------------------------------------------
 AUXIER FOCUS FUND
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

      Shares                        Security Description                                                                     Value

 Common Stock - 71.1%
 Consumer Discretionary - 10.9%
             4,500                  Career Education Corp.+                                                                $ 160,020
             4,900                  CBRL Group, Inc.                                                                         164,934
            18,700                  Comcast Corp., Class A +                                                                 549,406
             4,000                  Costco Wholesale Corp.                                                                   172,360
            39,600                  CVS Corp.                                                                              1,148,796
             4,594                  Discovery Holding Co., Class A+                                                           66,337
            12,100                  D.R. Horton, Inc.                                                                        438,262
            44,650                  Family Dollar Stores, Inc.                                                               887,195
             8,000                  FirstService Corp. +                                                                     183,600
            16,550                  Gap, Inc.                                                                                288,467
             2,000                  Home Depot, Inc.                                                                          76,280
            22,850                  Interpublic Group of Cos., Inc. +                                                        265,974
            13,100                  ITT Educational Services, Inc. +                                                         646,485
             8,000                  Leapfrog Enterprises, Inc. +                                                             118,160
             2,774                  Liberty Global, Inc., Class A +                                                           75,119
             2,774                  Liberty Global, Inc., Class C +                                                           71,431
            45,947                  Liberty Media Corp., Class A +                                                           369,873
            21,079                  Lincoln Educational Services +                                                           248,521
             3,700                  Lowe's Cos., Inc.                                                                        238,280
            46,900                  MAXIMUS, Inc. +                                                                         ,676,675
             8,000                  McDonald's Corp.                                                                         267,920
             1,500                  Office Depot, Inc. +                                                                      44,550
             7,400                  Signet Group plc ADR                                                                     135,272
             4,000                  Southwest Airlines Co.                                                                    59,400
            38,500                  Time Warner, Inc.                                                                        697,235
             9,550                  TJX Cos., Inc.                                                                           195,584
             6,000                  Tribune Co.                                                                              203,340
             2,650                  Viacom, Inc.                                                                              88,033
            15,650                  Wal-Mart Stores, Inc.                                                                    685,783
             3,450                  Weight Watchers International, Inc. +                                                    177,951
            11,000                  Yum! Brands, Inc.                                                                        532,510
                                                                                                                     ---------------
                                                                                                                          10,933,753
                                                                                                                     ---------------

 Consumer Staples - 11.4%
            10,800                  Alberto-Culver Co.                                                                       483,300
           398,050                  Alliance One International, Inc.                                                       1,409,097
            18,900                  Altria Group, Inc.                                                                     1,393,119
            47,350                  Anheuser-Busch Cos., Inc.                                                              2,037,944
            28,000                  Avon Products, Inc.                                                                      756,000
            45,300                  Coca-Cola Co.                                                                          1,956,507
            16,800                  Diageo plc ADR                                                                           974,568
            21,250                  Helen of Troy, Ltd. +                                                                    438,600
             7,500                  Kroger Co. +                                                                             154,425
            28,000                  National Beverage Corp. +                                                                217,280
             2,000                  Nestle SA ADR                                                                            146,985
            52,350                  Safeway, Inc.                                                                          1,340,160
             2,500                  UST, Inc.                                                                                104,650
                                                                                                                     ---------------
                                                                                                                          11,412,635
                                                                                                                     ---------------

 Energy - 1.4%
             8,000                  Chevron Corp.                                                                            517,840
            20,013                  El Paso Corp.                                                                            278,181
               800                  LUKOIL ADR +                                                                              46,200
               500                  PetroChina Company, Ltd. ADR                                                              41,685
             2,950                  Petroleo Brasileiro ADR                                                                  210,896
             1,200                  Sibneft ADR                                                                               21,000
               550                  Surgutneftegaz ADR                                                                        29,700
            17,000                  Willbros Group, Inc. +                                                                   269,450
                                                                                                                     ---------------
                                                                                                                           1,414,952
                                                                                                                     ---------------

--------------------------------------------------------------------------------
 AUXIER FOCUS FUND
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

 Financials - 21.2%
             6,400                  American Express Co.                                                                   $ 367,616
            17,850                  American International Group, Inc.                                                     1,105,986
            11,050                  Aon Corp.                                                                                354,484
            35,600                  Assurant, Inc.                                                                         1,354,936
            20,608                  Bank of America Corp.                                                                    867,597
             2,000                  Bank of New York, Inc.                                                                    58,820
               345                  Berkshire Hathaway, Inc., Class B +                                                      942,195
             2,500                  Cascade Financial Corp.                                                                   45,625
            44,993                  Citigroup, Inc.                                                                        2,048,081
            14,900                  Federal Home Loan Mortgage Corp. (Freddie Mac)                                           841,254
            49,500                  H&R Block, Inc.                                                                        1,187,010
             5,544                  JPMorgan Chase & Co.                                                                     188,108
            77,500                  Marsh & McLennan Cos., Inc.                                                            2,355,225
            27,900                  MBNA Corp.                                                                               687,456
            13,750                  Montpelier Re Holdings, Ltd.                                                             341,687
             5,000                  Morgan Stanley                                                                           269,700
            10,000                  Old Republic International Corp.                                                         266,700
             7,000                  PMI Group, Inc.                                                                          279,090
             5,000                  RenaissanceRe Holdings, Ltd.                                                             218,650
             4,000                  Safeco Corp.                                                                             213,520
            68,668                  St. Paul Travelers Cos., Inc.                                                          3,081,133
             2,600                  Student Loan Corp.                                                                       615,888
            65,300                  UnumProvident Corp. +                                                                  1,338,650
            51,850                  Waddell & Reed Financial, Inc., Class A                                                1,003,816
             9,246                  Washington Federal, Inc.                                                                 208,590
            23,400                  Washington Mutual, Inc.                                                                  917,748
                                                                                                                     ---------------
                                                                                                                          21,159,565
                                                                                                                     ---------------

 Health Care - 15.0%
             8,750                  Amgen, Inc. +                                                                            697,113
            10,000                  Apria Healthcare Group, Inc. +                                                           319,100
             3,375                  Baxter International, Inc.                                                               134,561
             2,000                  Biogen Idec, Inc.+                                                                        78,960
            83,004                  BioScrip, Inc. +                                                                         539,526
            42,750                  Boston Scientific Corp. +                                                                999,068
             4,700                  Cardinal Health, Inc.+                                                                   298,168
             8,666                  Coventry Health Care, Inc. +                                                            745,449
            34,100                  Express Scripts, Inc. +                                                                2,121,020
             5,800                  Guidant Corp.                                                                            399,562
             5,000                  HCA, Inc.                                                                                239,600
            68,700                  Health Management Associates, Inc., Class A                                            1,612,389
            13,250                  Invacare Corp.                                                                           552,128
             3,550                  Medco Health Solutions, Inc. +                                                           194,647
             9,400                  Merck & Co., Inc.                                                                        255,774
            23,500                  Pfizer, Inc.                                                                             586,795
            85,587                  Priority Healthcare Corp., Class B +                                                   2,384,454
             2,439                  SeraCare Life Sciences, Inc. +                                                            43,317
            16,000                  WellPoint, Inc. +                                                                      1,213,120
            33,300                  Wyeth                                                                                  1,540,791
                                                                                                                     ---------------
                                                                                                                          14,955,542
                                                                                                                     ---------------

 Industrials - 0.8%
             3,000                  Boeing Corp.                                                                             203,850
             2,000                  Snap-On, Inc.                                                                             72,240
             6,000                  Timken Co.                                                                               177,780
            11,500                  Tyco International, Ltd.                                                                 320,275
                                                                                                                     ---------------
                                                                                                                             774,145
                                                                                                                     ---------------
 Materials - 2.2%
            10,000                  Alcoa, Inc.                                                                              244,200
             3,500                  Companhia Vale do Rio Doce ADR                                                           153,510
            23,950                  E.I. du Pont de Nemours & Co.                                                            938,121
            11,000                  Longview Fibre Co.                                                                       214,390
            18,000                  Plum Creek Timber Co., Inc.                                                              682,380
                                                                                                                     ---------------
                                                                                                                           2,232,601
                                                                                                                     ---------------

--------------------------------------------------------------------------------
 AUXIER FOCUS FUND
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

 Information Technology - 4.5%
            38,500                  BISYS Group, Inc. +                                                                    $ 517,055
            59,550                  Cypress Semiconductor Corp. +                                                            896,228
            53,400                  eFunds Corp. +                                                                         1,005,522
            20,000                  Electronic Data Systems Corp.                                                            448,800
             3,650                  Fair Isaac Corp.                                                                         163,520
            26,670                  First Data Corp.                                                                       1,066,800
               549                  Freescale Semiconductor, Inc., Class B +                                                  12,945
            13,400                  Microsoft Corp.                                                                          344,782
                                                                                                                     ---------------
                                                                                                                           4,455,652
                                                                                                                     ---------------

 Telecommunications - 3.2%
             4,975                  Motorola, Inc.                                                                           109,898
            35,750                  SBC Communications, Inc.                                                                 856,927
            43,450                  SK Telecom Co., Ltd. ADR                                                                 948,948
             3,000                  Tele Norte Leste Participacoes SA ADR                                                     49,590
            59,000                  Telefonos de Mexico SA ADR                                                             1,254,930
                                                                                                                     ---------------
                                                                                                                           3,220,293
                                                                                                                     ---------------

 Utilities - 0.5%
            16,000                  Duke Energy Corp.                                                                        466,720
             2,200                  IDACORP, Inc.                                                                             66,286
                                                                                                                     ---------------
                                                                                                                             533,006
                                                                                                                     ---------------

 Total Common Stock (Cost $61,615,058)                                                                                    71,092,144
                                                                                                                     ---------------

                                                                                                   Rate     Maturity
 Preferred Stock - 2.1%
 Consumer Discretionary - 0.8%
            18,375                  Interpublic Group of Cos., Inc.                                5.38  %                   803,906
                                                                                                                     ---------------


 Financials - 0.4%
             9,800                  UnumProvident Corp.                                            8.25                      388,325
                                                                                                                     ---------------



 Utilities - 0.9%
               305                  AEP Texas Central Co.                                          4.00                       22,112
               200                  Boston Edison Co.                                              4.25                       17,050
               400                  Cincinnati  Gas & Electric Co.                                 4.00                       33,500
               300                  Cincinnati  Gas & Electric Co.                                 4.75                       29,522
             1,500                  Connecticut Light & Power Co.                                  1.90                       50,953
             1,000                  Connecticut Light & Power Co.                                  2.00                       35,750
             1,500                  Connecticut Light & Power Co.                                  3.90                       52,031
             1,500                  Dayton Power & Light Co.                                       3.90                      111,563
             1,000                  Entergy New Orleans, Inc.                                      4.75                       72,969
               400                  Exelon Corp.                                                   3.80                       29,900
             1,300                  Great Plains Energy, Inc.                                      4.50                      106,275
             4,000                  Hawaiian Electric Co.                                          4.25                       60,000
               300                  Indianapolis Power & Light Co.                                 4.00                       21,797
                78                  MidAmerican Energy Co.                                         3.30                        5,389
                80                  MidAmerican Energy Co.                                         3.90                        6,175
               100                  Monongahela Power Co.                                          4.40                        8,150
             1,300                  Nothern Indiana Public Services Co.                            4.25                       99,775
             1,000                  Pacific Enterprises, Inc. - Sempra Energy                      4.50                       83,250
               945                  Public Services Electric & Gas Co.                             4.08                       76,167
               300                  Westar Energy, Inc.                                            4.25                       23,091
                                                                                                                     ---------------
                                                                                                                             945,419
                                                                                                                     ---------------

 Total Preferred Stock (Cost $1,970,334)                                                                                   2,137,650
                                                                                                                     ---------------

--------------------------------------------------------------------------------
 AUXIER FOCUS FUND
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

 Exchange Traded Funds - 0.2%
            10,000                  iShares MSCI Germany Index Fund  (Cost $94,200)                                        $ 194,400
                                                                                                                     ---------------

    Principal

 Asset Backed Obligations - 0.8%
            30,725                  Scotia Pacific Co., LLC                                        6.55 %   01/20/07          25,367
           905,000                  Scotia Pacific Co., LLC                                        7.11     01/20/14         740,403
                                                                                                                     ---------------
 Total Asset Backed Obligations (Cost $866,854)                                                                              765,770
                                                                                                                     ---------------

 Convertible Bond - 0.2%
 Health Care - 0.2%
           200,000                  Greenery Rehabilitation Group, Inc. (Cost $180,863)            6.50     06/15/11         165,000
                                                                                                                     ---------------

 Corporate Bonds - 6.9%
 Consumer Discretionary - 0.1%
            50,000                  Fruit of the Loom^<                                            7.38     11/15/23               -
           135,000                  General Motors Corp.                                           7.13     07/15/13         115,762
                                                                                                                     ---------------
                                                                                                                     ---------------
                                                                                                                             115,762
                                                                                                                     ---------------

 Consumer Staples - 0.4%
           300,000                  Alliance One International, Inc. >                            11.00     05/15/12         285,750
           145,000                  Universal Corp.                                                6.50     02/15/06         146,074
                                                                                                                     ---------------
                                                                                                                     ---------------
                                                                                                                             431,824
                                                                                                                     ---------------

 Energy - 0.6%
           220,000                  Coastal Corp.                                                  7.50     08/15/06         223,850
           115,000                  Coastal Corp.                                                  6.50     06/01/08         113,850
           190,000                  Coastal Corp.                                                  6.70     02/15/27         191,831
            50,000                  Newpark Resources, Inc.                                        8.63     12/15/07          50,000
                                                                                                                     ---------------
                                                                                                                             579,531
                                                                                                                     ---------------

 Financials - 3.7%
           209,380                  Finova Group, Inc.                                             7.50     11/15/09          82,705
           379,000                  Ford Motor Credit Co.                                          6.13     01/09/06         379,455
           355,000                  Ford Motor Credit Co.                                          6.88     02/01/06         356,481
           545,000                  GB Property Funding Corp.^<                                   11.00     09/29/05         517,750
           200,000                  GMAC                                                           6.65     11/17/05         200,296
           520,000                  GMAC                                                           6.75     01/15/06         522,755
           670,000                  GMAC                                                           6.13     09/15/06         672,280
           100,000                  GMAC                                                           5.75     10/15/06          99,599
           670,000                  GMAC                                                           4.38     12/10/07         630,885
           200,000                  GMAC                                                           6.88     09/15/11         182,137
            80,000                  Marsh & McLennan Cos., Inc.                                    5.38     03/15/07          80,202
                                                                                                                     ---------------
                                                                                                                           3,724,545
                                                                                                                     ---------------

 Health Care - 0.6%
           700,000                  Tenet Healthcare Corp.                                         6.38     12/01/11         656,250
                                                                                                                     ---------------

 Industrials - 0.3%
            83,804                  Grupo TMM SA                                                  10.50     08/01/07          80,871
            94,000                  Waste Management, Inc.                                         7.38     08/01/10         103,473
            71,000                  Waste Management, Inc.                                         7.65     03/15/11          79,606
                                                                                                                     ---------------
                                                                                                                             263,950
                                                                                                                     ---------------

 Information Technology - 0.1%
           100,000                  Danka Business Systems                                        10.00     04/01/08          93,500
                                                                                                                     ---------------

 Utilities - 1.1%
           200,000                  Calpine Canada Energy Finance ULC                              8.50     05/01/08         120,500
           255,000                  Indianapolis Power & Light Co.                                 8.00     10/15/06         262,956
            65,000                  Indianapolis Power & Light Co.                                 7.38     08/01/07          67,647
            50,000                  Monongahela Power Co.                                          5.00     10/01/06          50,114
           275,000                  Sierra Pacific Power Co.                                       8.00     06/01/08         291,500
            50,000                  Southern California Edison                                     6.38     01/15/06          50,275
           200,000                  Southern Energy, Inc. - Mirant Corp.^>                         7.90     07/15/09         244,500
                                                                                                                     ---------------
                                                                                                                           1,087,492
                                                                                                                     ---------------

 Total Corporate Bonds (Cost $6,922,725)                                                                                   6,952,854
                                                                                                                     ---------------

--------------------------------------------------------------------------------
 AUXIER FOCUS FUND
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

 Municipal Bonds - 1.5%
         1,500,000                  Ontario Hydro Residual Strip ++/-                              4.78  %  10/01/20       $ 635,878
           706,000                  Ontario Hydro Residual Strip ++/-                              4.81     11/27/20         295,941
         1,095,000                  Ontario Hydro Residual Strip ++/-                              4.83     10/15/21         438,717
           235,000                  Ontario Hydro Residual Strip ++/-                              4.90     08/18/22          89,396
                                                                                                                     ---------------
 Total Municipal Bonds (Cost $1,017,043)                                                                                   1,459,932
                                                                                                                     ---------------


 US Treasury Securities - 3.4%
         1,000,000                  US Treasury Bill+/-                                            3.12     12/15/05         993,454
         1,000,000                  US Treasury Bill+/-                                            3.33     12/29/05         991,753
           935,000                  US Treasury Note                                               3.88     07/31/07         930,326
            65,000                  US Treasury Note                                               3.75     05/15/08          64,325
           460,000                  US Treasury Note                                               3.88     07/15/10         453,154
                                                                                                                     ---------------
 Total US Treasury Securities (Cost $3,436,626)                                                                            3,433,012
                                                                                                                     ---------------

      Shares

 Short-Term Investments - 13.5%
 Money Market Funds - 9.8%
         4,948,454                  CitiSM Institutional U.S. Treasury Reserves                                            4,948,454
         4,879,080                  CitiSM Institutional Cash Reserves, Class O                                            4,879,080
                                                                                                                     ---------------
 Total Money Market Funds (Cost $9,827,534)                                                                                9,827,534
                                                                                                                     ---------------

    Principal

 Money Market Deposit Account - 3.7%
         3,663,072                  Citibank Money Market Deposit Account (Cost $3,663,072)                                3,663,072
                                                                                                                     ---------------
                                                                                                                     ---------------

 Total Short-Term Investments (Cost $13,490,606)                                                                          13,490,606
                                                                                                                     ---------------

 Total Investments - 99.7%  (Cost $89,594,309)*                                                                         $ 99,691,368
 Other Assets & Liabilities, Net - 0.3%                                                                                      302,871
                                                                                                                     ---------------
                                                                                                                     ---------------
 NET ASSETS - 100.0%                                                                                                    $ 99,994,239
                                                                                                                     ===============


 ADR  American Depositary Receipt.
 +  Non-income producing security.
 ^ Securities are currently in default on scheduled interest or principal payments.
 < Security fair valued in good faith under procedures established by and under the general supervision of the Fund's Board of Directors.
 > Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $530,250 or 0.5% of net assets.
 +/- Zero coupon bond. Interest rate presented is yield to maturity.

 *Cost for Federal income tax purposes is substantially the same as for financial statement purpores and net unrealized
 appreciation (depreciation) consists of:
 Gross Unrealized Appreciation                                $13,599,087
 Gross Unrealized Depreciation                                 (3,502,028)
                                                           ---------------
                                                           ---------------
 Net Unrealized Appreciation (Depreciation)                   $10,097,059
                                                           ===============

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   SHARES                          SECURITY DESCRIPTION                             VALUE

COMMON STOCK - 98.3%
AUTOMOTIVE - 4.9%
      34,800             Keystone Automotive Industries, Inc.+                    $ 1,002,588
      23,000             O'Reilly Automotive, Inc.+                                   648,140
      17,000             TBC Corp.+                                                   586,330
                                                                                 -------------
                                                                                 -------------
                                                                                    2,237,058
                                                                                 -------------
                                                                                 -------------

BANKING - 4.5%
      17,500             East-West Bancorp, Inc.                                      595,700
      41,500             North Fork Bancorp., Inc.                                  1,058,250
         500             Northern Trust Corp.                                          25,275
      20,000             UCBH Holdings, Inc.                                          366,400
                                                                                 -------------
                                                                                 -------------
                                                                                    2,045,625
                                                                                 -------------
                                                                                 -------------

BUSINESS SERVICES - 7.0%
      10,500             Expeditors International Washington, Inc.                    596,190
      30,500             Iron Mountain, Inc.+                                       1,119,350
      33,000             Paychex, Inc.                                              1,223,640
       3,500             United Parcel Service, Inc., Class B                         241,955
                                                                                 -------------
                                                                                 -------------
                                                                                    3,181,135
                                                                                 -------------
                                                                                 -------------

COMMUNICATION EQUIPMENT - 3.1%
      31,500             QUALCOMM, Inc.                                             1,409,625
                                                                                 -------------
                                                                                 -------------

COMMUNICATION SERVICES - 1.1%
       5,500             Amdocs Ltd.+                                                 152,515
      13,500             American Tower Corp., Class A+                               336,825
                                                                                 -------------
                                                                                 -------------
                                                                                      489,340
                                                                                 -------------
                                                                                 -------------

CONSUMER DISCRETIONARY - 1.5%
      13,500             Carnival Corp.                                               674,730
                                                                                 -------------
                                                                                 -------------


DISTRIBUTION & INDUSTRIAL SUPPLIES - 8.0%
      10,000             Actuant Corp., Class A                                       468,000
      36,500             Donaldson Co., Inc.                                        1,114,345
      21,500             Fastenal Co.                                               1,313,435
      24,500             Raven Industries, Inc.                                       716,625
                                                                                 -------------
                                                                                 -------------
..                                                                                   3,612,405
                                                                                 -------------
                                                                                 -------------

EDUCATION - 1.6%
      22,000             Education Management Corp.+                                  709,280
                                                                                 -------------
                                                                                 -------------

ELECTRONICS - 3.6%
      24,000             Garmin Ltd.+                                               1,627,920
                                                                                 -------------
                                                                                 -------------

ENERGY SERVICES - 0.9%
       5,000             Schlumberger Ltd.                                            421,900
                                                                                 -------------
                                                                                 -------------

ENERGY SOURCES - 5.6%
      12,000             Apache Corp.                                                 902,640
       9,000             Burlington Resources, Inc.                                   731,880
      24,900             St. Mary Land & Exploration Co.                              911,340
                                                                                 -------------
                                                                                 -------------
                                                                                    2,545,860
                                                                                 -------------
                                                                                 -------------

ENTERTAINMENT - 4.0%
      24,000             Clear Channel Communications, Inc.                           789,360
      22,000             Comcast Corp., Class A+                                      633,160
       1,482             Time Warner, Inc.                                             26,839
      15,500             Walt Disney Co.                                              374,015
                                                                                 -------------
                                                                                 -------------
                                                                                    1,823,374
                                                                                 -------------
                                                                                 -------------

FINANCIAL SERVICES - 8.3%
      19,000             First Data Corp.                                             760,000
      22,000             Fiserv, Inc.+                                              1,009,140
      31,000             Jack Henry & Associates, Inc.                                601,400
       4,500             SLM Corp.                                                    241,380
      18,000             T. Rowe Price Group, Inc.                                  1,175,400
                                                                                 -------------
                                                                                 -------------
                                                                                    3,787,320
                                                                                 -------------
                                                                                 -------------

--------------------------------------------------------------------------------
DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HEALTH CARE - 0.7%
       5,000             Johnson & Johnson                                            316,400
                                                                                 -------------
                                                                                 -------------

HEALTH CARE SERVICES - 2.2%
      20,000             Caremark Rx, Inc.+                                           998,600
                                                                                 -------------
                                                                                 -------------

HOME IMPROVEMENTS - 2.2%
      12,700             Mohawk Industries, Inc.+                                   1,019,175
                                                                                 -------------
                                                                                 -------------

HOUSEHOLD PRODUCTS - 2.6%
      20,000             Procter & Gamble Co.                                       1,189,200
                                                                                 -------------
                                                                                 -------------

INFRASTRUCTURE - 3.4%
      49,500             Chicago Bridge & Iron Co. NV                               1,538,955
                                                                                 -------------
                                                                                 -------------

INSURANCE - 6.5%
       4,400             American International Group, Inc.                           272,624
      13,000             Brown & Brown, Inc.                                          645,970
      20,000             RenaissanceRe Holdings Ltd.                                  874,600
       1,900             White Mountains Insurance Group                            1,147,600
                                                                                 -------------
                                                                                 -------------
                                                                                    2,940,794
                                                                                 -------------
                                                                                 -------------

LIFE SCIENCES - 8.6%
      19,500             Idexx Laboratories, Inc.+                                  1,304,160
      10,300             Invitrogen Corp.+                                            774,869
      15,000             Laboratory Corp. of America Holdings+                        730,650
      43,000             VCA Antech, Inc.+                                          1,097,360
                                                                                 -------------
                                                                                 -------------
                                                                                    3,907,039
                                                                                 -------------
                                                                                 -------------

MEDICAL PRODUCTS - 4.6%
      21,000             Medtronic, Inc.                                            1,126,020
      14,000             Zimmer Holdings, Inc.+                                       964,460
                                                                                 -------------
                                                                                 -------------
                                                                                    2,090,480
                                                                                 -------------
                                                                                 -------------

MERCHANDISING - 8.1%
      26,500             Tractor Supply Co.+                                        1,209,725
      20,000             Walgreen Co.                                                 869,000
       5,000             Whole Foods Market, Inc.                                     672,250
      39,000             Yankee Candle Co., Inc.                                      955,500
                                                                                 -------------
                                                                                 -------------
                                                                                    3,706,475
                                                                                 -------------
                                                                                 -------------

PHARMACEUTICALS - 0.9%
       5,000             Amgen, Inc.+                                                 398,350
                                                                                 -------------
                                                                                 -------------

SERVICES - 1.0%
      12,200             Bright Horizons Family Solutions, Inc.+                      468,480
                                                                                 -------------
                                                                                 -------------

TRANSPORTATION - 3.4%
      16,500             General Maritime Corp.                                       607,365
      53,500             OMI Corp.                                                    956,045
                                                                                 -------------
                                                                                 -------------
                                                                                    1,563,410
                                                                                 -------------
                                                                                 -------------

Total Common Stock (Cost $35,196,049)                                              44,702,930
                                                                                 -------------
                                                                                 -------------

 PRINCIPAL
SHORT-TERM INVESTMENT - 1.9%
MONEY MARKET DEPOSIT ACCOUNT - 1.9%
   $ 854,563             Citibank Money Market Deposit Account                        854,563
                                                                                 -------------
                                                                                 -------------
                         (Cost $854,563)

TOTAL INVESTMENTS - 100.2%                                                         45,557,493
(COST $36,050,612)*
Other Assets and Liabilities, Net - (0.2)%                                           (106,001)
                                                                                 -------------
                                                                                 -------------
TOTAL NET ASSETS - 100.0%                                                        $ 45,451,492
                                                                                 =============
                                                                                 =============

+ Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes


         Gross Unrealized Appreciation                 $ 10,403,888
         Gross Unrealized Depreciation                    (897,007)
                                                     --------------
                                                     --------------
         Net Unrealized Appreciation (Depreciation)    $ 9,506,881
                                                     ==============

--------------------------------------------------------------------------------
GOLDEN LARGE CORE VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

        Shares                                     Security Description                                             Value

Common Stock - 98.0%
Consumer Discretionary - 9.8%
                   740            Federated Department Stores, Inc.                                                     $ 49,484
                   870            Lennar Corp. Class A                                                                    51,991
                 1,260            Liz Claiborne, Inc.                                                                     49,543
                   600            Nike, Inc. Class B                                                                      49,008
                 1,670            Office Depot, Inc.+                                                                     49,599
                                                                                                              -------------------
                                                                                                                         249,625
                                                                                                              -------------------

Comsumer Staples - 6.0%
                   880            Clorox Co.                                                                              48,875
                 1,120            Kellogg Co.                                                                             51,666
                   870            Procter & Gamble Co.                                                                    51,730
                                                                                                              -------------------
                                                                                                                         152,271
                                                                                                              -------------------

Energy - 7.6%
                   760            Chevron Corp.                                                                           49,195
                   700            ConocoPhillips                                                                          48,937
                   750            Exxon Mobil Corp.                                                                       47,655
                   560            Occidental Petroleum Corp.                                                              47,841
                                                                                                              -------------------
                                                                                                                         193,628
                                                                                                              -------------------

Financials - 19.6%
                 1,120            ACE Ltd.                                                                                52,718
                 1,160            Bank of America Corp.                                                                   48,836
                   830            Comerica, Inc.                                                                          48,887
                   430            Lehman Brothers Holdings, Inc.                                                          50,086
                   960            Lincoln National Corp.                                                                  49,939
                 1,120            Marshall & Ilsley Corp.                                                                 48,731
                 1,520            Mellon Financial Corp.                                                                  48,594
                 1,010            Metlife, Inc.+                                                                          50,328
                 1,410            National City Corp.                                                                     47,150
                   940            Allstate Corp.                                                                          51,973
                                                                                                              -------------------
                                                                                                                         497,242
                                                                                                              -------------------

Health Care - 11.9%
                   600            Aetna, Inc.                                                                             51,684
                   640            Bausch & Lomb, Inc.                                                                     51,635
                   930            Becton Dickinson & Co.                                                                  48,760
                   760            Johnson & Johnson                                                                       48,093
                   910            UnitedHealth Group, Inc.                                                                51,142
                 1,090            Wyeth                                                                                   50,434
                                                                                                              -------------------
                                                                                                                         301,748
                                                                                                              -------------------

Industrials - 13.5%
                   670            3M Co.                                                                                  49,151
                   590            Black & Decker Corp.                                                                    48,433
                   720            Cooper Industries Ltd.                                                                  49,781
                   770            Eaton Corp.                                                                             48,934
                 1,610            Thermo Electron Corp.+                                                                  49,749
                 1,710            Tyco International Ltd.                                                                 47,624
                   960            United Technologies Corp.                                                               49,766
                                                                                                              -------------------
                                                                                                                         343,438
                                                                                                              -------------------

Information Technology - 15.7%
                   930            Affiliated Computer Services, Inc. Class A +                                            50,778
                 1,080            Computer Sciences Corp.+                                                                51,095
                 1,740            Hewlett-Packard Co.                                                                     50,808
                   630            IBM                                                                                     50,539
                 1,990            Intel Corp.                                                                             49,054
                 1,930            Microsoft Corp.                                                                         49,659
                 3,620            Oracle Corp.+                                                                           44,852
                 1,500            Texas Instruments, Inc.                                                                 50,850
                                                                                                              -------------------
                                                                                                                         397,635
                                                                                                              -------------------
Materials - 4.0%
                 1,060            Praxair, Inc.                                                                           50,806
                 1,140            Sherwin-Williams Co.                                                                    50,240
                                                                                                              -------------------
                                                                                                                         101,046
                                                                                                              -------------------

Telecommunication - 7.8%
                   770            Alltel Corp.                                                                            50,135
                 1,850            Amdocs Ltd.+                                                                            51,301
                 2,210            Motorola, Inc.                                                                          48,819
                 2,030            Sprint Nextel Corp.                                                                     48,273
                                                                                                              -------------------
                                                                                                                         198,528
                                                                                                              -------------------
Utilities- 2.0%
                   920            Exelon Corp.                                                                            49,164
                                                                                                              -------------------

Total Common Stock (Cost $2,443,784)                                                                                   2,484,325
                                                                                                              -------------------

Mutual Fund - 0.8%
                   158            iShares S&P 500 Index Fund (Cost $19,336)                                               19,410
                                                                                                              -------------------

Short-Term Investments - 0.4%
Money Market Fund - 0.4%
                 8,639            Fidelity Institutional Cash Money Market Fund ($8,639)                                   8,639
                                                                                                              -------------------
      Principal
Money Market Deposit Account - 0.0%
                  $ 80            Citibank Money Market Deposit Account ($80)                                                 80
                                                                                                              -------------------

                                                                                                              -------------------
 Total Short - Term Investments (Cost $8,719)                                                                              8,719
                                                                                                              -------------------


Total Investments - 99.0%  (Cost $2,471,839)*                                                                        $ 2,512,454
Other Assets & Liabilities, Net -1.0%                                                                                     24,164
                                                                                                              -------------------
                                                                                                              -------------------
NET ASSETS - 100.0%                                                                                                  $ 2,536,618
                                                                                                              ===================

--------------------------------------------------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

     Gross Unrealized Appreciation                                $ 50,333
     Gross Unrealized Depreciation                                  (9,718)
                                                        -------------------
                                                        -------------------
     Net Unrealized Appreciation (Depreciation)                   $ 40,615
                                                        ===================

--------------------------------------------------------------------------------
GOLDEN SMALL CORE VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

            SHARES                                    SECURITY DESCRIPTION                                        VALUE

COMMON STOCK - 97.1%
CONSUMER DISCRETIONARY - 19.5%
                           420         BorgWarner, Inc.                                                              $ 23,713
                         2,188         Charming Shoppes, Inc.+                                                         23,346
                           476         Hovnanian Enterprises, Inc. Class A+                                            24,371
                           809         K-Swiss, Inc. Class A                                                           23,922
                           307         MDC Holdings, Inc.                                                              24,219
                           553         Oshkosh Truck Corp.                                                             23,867
                         1,404         Payless Shoesource, Inc.+                                                       24,430
                           715         RC2 Corp.+                                                                      24,138
                           714         Steiner Leisure Ltd.+                                                           24,255
                           651         Toro Co.                                                                        23,931
                           727         WESCO International, Inc.+                                                      24,623
                         1,147         Wolverine World Wide, Inc.                                                      24,144
                                                                                                            ------------------
                                                                                                                      288,959
                                                                                                            ------------------

COMSUMER STAPLES - 3.3%
                           915         Chiquita Brands International                                                   25,574
                           537         John H Harland Co.                                                              23,843
                                                                                                            ------------------
                                                                                                                       49,417
                                                                                                            ------------------
ENERGY - 6.5%
                           363         Berry Petroleum Co. Class A                                                     24,208
                           390         Cal Dive International, Inc.+                                                   24,730
                           537         Frontier Oil Corp.                                                              23,816
                           406         Lone Star Technologies, Inc.+                                                   22,570
                                                                                                            ------------------
                                                                                                                       95,324
                                                                                                            ------------------

FINANCIALS - 18.0%
                           490         Arch Capital Group, Ltd.+                                                       24,299
                           485         Bank of Hawaii Corp.                                                            23,872
                           429         Corus Bankshares, Inc.                                                          23,522
                           511         Delphi Financial Group                                                          23,915
                           813         Investment Technology Group, Inc.+                                              24,065
                           882         Ohio Casualty Corp.                                                             23,920
                           290         Philadelphia Consolidated Holdings+                                             24,621
                           810         Platinum Underwriters Holdings                                                  24,211
                           518         ProAssurance Corp.+                                                             24,175
                           292         Stancorp Financial Group, Inc.+                                                 24,586
                           504         SVB Financial Group+                                                            24,515
                                                                                                            ------------------
                                                                                                                      265,701
                                                                                                            ------------------

HEALTH CARE  - 9.9%
                           515         Haemonetics Corp.+                                                              24,478
                           797         Kindred Healthcare, Inc.+                                                       23,751
                           444         Mentor Corp.                                                                    24,424
                           313         Pediatrix Medical Group, Inc.+                                                  24,045
                           361         Sierra Health Services, Inc.+                                                   24,862
                           591         Sybron Dental Specialties, Inc.+                                                24,574
                                                                                                            ------------------
                                                                                                                      146,134
                                                                                                            ------------------

INDUSTRIALS - 18.3%
                           572         Ametek, Inc.                                                                    24,579
                           794         Benchmark Electronics, Inc.+                                                    23,915
                           848         Clarcor, Inc.                                                                   24,355
                           475         CNF, Inc.                                                                       24,938
                           644         Matthews International Corp. Class A                                            24,337
                           383         Quanex Corp.                                                                    25,362
                           712         Ryder System, Inc.                                                              24,365
                           722         Silgan Holdings, Inc.                                                           24,014
                           510         Terex Corp.+                                                                    25,209
                           837         Timken Co.                                                                      24,800
                           292         Woodward Governor Co.                                                           24,835
                                                                                                            ------------------
                                                                                                                      270,709
                                                                                                            ------------------

INFORMATION TECHNOLOGY - 13.4%
                         1,461         Agilysys, Inc.                                                                  24,603
                           660         Ansys, Inc.+                                                                    25,403
                         1,182         Emulex Corp.+                                                                   23,888
                           329         Global Payments, Inc.                                                           25,570
                           510         Hyperion Solutions Corp.+                                                       24,812
                           567         Imation Corp.                                                                   24,307
                         1,073         Infospace, Inc.+                                                                25,613
                           747         Progress Software Corp.+                                                        23,732
                                                                                                            ------------------
                                                                                                                      197,928
                                                                                                            ------------------

MATERIALS - 3.3%
                           423         FMC Corp.+                                                                      24,204
                           875         Louisiana-Pacific Corp.                                                         24,229
                                                                                                            ------------------
                                                                                                                       48,433
                                                                                                            ------------------

TELECOMMUNICATION - 1.6%
                           768         Adtran, Inc.                                                                    24,192
                                                                                                            ------------------

UTILITIES- 3.3%
                           567         Energen Corp.                                                                   24,528
                           874         UGI Corp.                                                                       24,603
                                                                                                            ------------------
                                                                                                                       49,131
                                                                                                            ------------------

Total Common Stock (Cost $1,386,851)                                                                                1,435,928
                                                                                                            ------------------

MUTUAL FUND - 1.5%
                           339         iShares S&P(R)SmallCap 600 (Cost $21,243)                                       21,699
                                                                                                            ------------------

SHORT-TERM INVESTMENTS - 5.1%
MONEY MARKET FUND - 1.1%
                        15,874         Fidelity Institutional Cash Money Market Fund ($15,874)                         15,874
                                                                                                            ------------------
          PRINCIPAL
 MONEY MARKET DEPOSIT ACCOUNT - 4.0%
                      $ 60,047         CITI Bank Money Market Deposit Account ($60,047)                                60,047
                                                                                                            ------------------

                                                                                                            ------------------
 Total Short - Term Investments (Cost $75,921)                                                                         75,921
                                                                                                            ------------------

Total Investments - 103.7%  (Cost $1,484,015)*                                                                    $ 1,533,548
Other Assets & Liabilities, Net -(3.7)%                                                                               (54,793)
                                                                                                            ------------------
                                                                                                            ------------------
NET ASSETS - 100.0%                                                                                               $ 1,478,755
                                                                                                            ==================

--------------------------------------------------------------------------------
+ Non-income producing security.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

    Gross Unrealized Appreciation                               $ 52,283
    Gross Unrealized Depreciation                                 (2,750)
                                                       ------------------
                                                       ------------------
    Net Unrealized Appreciation (Depreciation)                  $ 49,533
                                                       ==================

Item 2.  Controls and Procedures.
(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    November 29, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    November 29, 2005
         __________________________


By:      /s/ Carl A. Bright
         __________________________
         Carl A. Bright, Principal Financial Officer

Date:    November 29, 2005
         __________________________